As filed with the Securities and Exchange Commission on September 27, 2012

1933 Act File No. 002-27962

1940 Act File No. 811-01545

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☐
POST-EFFECTIVE AMENDMENT NO. 123 ☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☐
AMENDMENT NO. 110 ☒

EATON VANCE SPECIAL INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

(617) 482-8260
(Registrant’s Telephone Number)

MAUREEN A. GEMMA
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (a)(1)
☒	on September 28, 2012 pursuant to paragraph (b)	☐	75 days after filing pursuant to paragraph (a)(2)
☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(2)
If appropriate, check the following box:
☐	This post effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

The Prospectus (Part A) and Statement of Additional Information (Part B) for Eaton Vance Balanced Fund dated May 1, 2012, as previously filed electronically with the Securities and Exchange Commission on April 26, 2012 (Accession No. 0000940394-12-000429), are incorporated by reference into Parts A and B of this Post-Effective Amendment No. 123 to the Registration Statement of Eaton Vance Special Investment Trust (the “Amendment”), and Part A and Part B are hereby supplemented as indicated in the Amendment.  This Amendment is being filed to supplement the Prospectus and Statement of Additional Information to add Class I shares of the Fund, a series of the Registrant.

EATON VANCE BALANCED FUND
Supplement to Prospectus dated May 1, 2012

1.  As of the date of this Supplement, Eaton Vance Balanced Fund now offers Class I Shares.

2.  The following is added to the front cover under “Eaton Vance Balanced Fund”:

Class I Shares - EIIFX

3.  The following replaces “Fees and Expenses of the Fund” under “Fund Summaries – Eaton Vance Balanced Fund”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 44 of this Prospectus and page 25 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	5.00%	1.00%	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)(1)	Class A	Class B	Class C	Class I
Management Fees	0.04%	0.04%	0.04%	0.04%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	n/a
Other Expenses (estimated for Class I)	0.21%	0.21%	0.21%	0.21%
Acquired Fund Fees and Expenses(2)	0.67%	0.67%	0.67%	0.67%
Total Annual Fund Operating Expenses	1.17%	1.92%	1.92%	0.92%

(1)

Annual Fund Operating Expenses have been restated to reflect the new contractual administrative fee rate effective June 15, 2012.

(2)

Reflects the Fund’s allocable share of the advisory fees (including contractual fee reductions) and other expenses of the Portfolios in which it invests.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$ 687	$ 925	$ 1,182	$ 1,914	$ 687	$ 925	$ 1,182	$ 1,914
Class B shares	$ 695	$ 1,003	$ 1,237	$ 2,048	$ 195	$ 603	$ 1,037	$ 2,048
Class C shares	$ 295	$ 603	$ 1,037	$ 2,243	$ 195	$ 603	$ 1,037	$ 2,243
Class I shares	$ 94	$ 293	$ 509	$ 1,131	$ 94	$ 293	$ 509	$ 1,131

4.  The following is added to the first paragraph under “Performance” in “Fund Summaries – Eaton Vance Balanced Fund”:

No performance is shown for Class I shares because they have not been offered prior to the date of this Prospectus.

5.  The following replaces the second paragraph under “Management.” in “Management and Organization”:

Eaton Vance serves as the administrator of each Fund, providing each Fund with administrative services and related office facilities.  In return, Large-Cap Growth Fund, Small-Cap Fund and Small-Cap Value Fund are authorized to pay Eaton Vance a fee of 0.15% of average daily net assets.   For the period from October 22, 2007 through June 14, 2012, Balanced Fund was authorized to pay Eaton Vance an administrative fee of up to 0.10% of average daily net assets subject to a fee reduction whereby Eaton Vance agreed to reduce such fee to the extent Balanced Fund’s combined advisory and administrative fees would otherwise exceed the amount of such fees under the fee schedules in place for the Fund and the Portfolios in which it invested as of October 15, 2007.  Effective June 15, 2012, Balanced Fund is authorized to pay Eaton Vance a fee of 0.04% of average daily net assets.  For the fiscal year ended December 31, 2011, the administration fee of Balanced Fund was 0.01% of the Fund’s average daily net assets.  For the fiscal year ended December 31, 2011, the administration fee paid by each of Large-Cap Core Research Fund, Large-Cap Growth Fund, Small-Cap Fund and Small-Cap Value Fund equaled 0.15% of average daily net assets.  Eaton Vance does not currently receive a fee for serving as administrator of Dividend Builder Fund, Large-Cap Value and Special Equities Fund.

6.  The following replaces the paragraph under “Financial Highlights” and the table is added to Eaton Vance Balanced Fund’s Financial Highlights table:

The financial highlights are intended to help you understand a Fund’s financial performance for the period(s) indicated.  Certain information in the tables reflects the financial results for a single Fund share.  The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all distributions at net asset value).  This information (except for the six months ended June 30, 2012 for Balanced Fund) has been audited by Deloitte & Touche LLP, an independent registered public accounting firm.  The reports of Deloitte & Touche LLP and each Fund’s financial statements are incorporated herein by reference and included in the Fund’s annual report, which is available upon request.  Financial Highlights information is not provided for Class I shares of Balanced Fund because it has not yet commenced operations prior to the date of this supplement.

	Six Months Ended June 30, 2012
	(Unaudited)
	Class A	Class B	Class C
Net asset value - Beginning of period	$6.910	$6.910	$6.940
Income (Loss) From Operations
Net investment income(1)	$0.047	$0.020	$0.020
Net realized and unrealized gain	0.377	0.387	0.387
Total income from operations	$0.424	$0.407	$0.407
Less Distributions
From net investment income	$(0.074)	$(0.047)	$(0.047)
Total distributions	$(0.074)	$(0.047)	$(0.047)
Net asset value - End of period	$7.260	$7.270	$7.300
Total Return(2)	6.15%(3)	5.89%(3)	5.87%(3)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$157,573	$11,809	$28,329
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.18%(6)	1.93%(6)	1.93%(6)
Net investment income	1.30%(6)	0.55%(6)	0.55%(6)
Portfolio Turnover of the Fund(7)	1%(3)	1%(3)	1%(3)
Portfolio Turnover of Investment Grade Income Portfolio	47%(3)	47%(3)	47%(3)
Portfolio Turnover of Large-Cap Core Research Portfolio	53%(3)	53%(3)	53%(3)

(1)

Computed using average shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Not annualized.

(4)

Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)

Annualized.

(7)

Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

September 28, 2012	6271-9/12 COMBEQPS2

EATON VANCE BALANCED FUND
Supplement to Statement of Additional Information dated May 1, 2012

1.  As of the date of this Supplement, Eaton Vance Balanced Fund now offers Class I Shares.

2.  The following is added to the front cover under “Eaton Vance Balanced Fund”:

Class I Shares - EIIFX

3.  The following is added to Appendix D:

No performance or ownership information is shown for Class I shares of Balanced Fund because they have not been offered prior to the date of this supplement.

September 28, 2012

PART C - OTHER INFORMATION

Item 28.   Exhibits (with inapplicable items omitted)

(a)	(1)		Amended and Restated Declaration of Trust dated September 27, 1993, filed as Exhibit (1)(a) to Post-Effective Amendment No. 42 filed July 17, 1995 and incorporated herein by reference.
(2)

Amendment to the Declaration of Trust dated June 23, 1997 filed as Exhibit (1)(b) to Post-Effective Amendment No. 48 filed October 10, 1997 (Accession No. 0000950156-97-000868) and incorporated herein by reference.

(3)

Amendment dated August 11, 2008 to the Declaration of Trust filed as Exhibit (a)(1)(3) to Post-Effective Amendment No. 90 filed August 28, 2008 (Accession No. 0000940394-08-001208) and incorporated herein by reference.

(4)

Amendment to Declaration of Trust dated November 14, 2011 filed as Exhibit (a)(4) to Post-Effective Amendment No. 117 filed February 27, 2012 (Accession No. 0000940394-12-000158) and incorporated herein by reference.

	(5)		Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest, Without Par Value, as amended and restated effective September 28, 2012 filed herewith.
(b)			Amended and Restated By-Laws of Eaton Vance Special Investment Trust adopted April 23, 2012 filed herewith.
(c)			Reference is made to Item 28(a) and 28(b) above.
(d)	(1)

Investment Advisory Agreement with Eaton Vance Management for EV Traditional Emerging Growth Fund dated December 31, 1996 filed as Exhibit (5)(e) to Post-Effective Amendment No. 45 filed December 31, 1996 (Accession No. 0000940394-96-000391) and incorporated herein by reference.

(2)

Investment Advisory Agreement between Eaton Vance Special Investment Trust, on behalf of Eaton Vance Small-Cap Value Fund, and Boston Management and Research dated April 13, 2004 filed as Exhibit (d)(3) to Post-Effective Amendment No. 70 filed April 28, 2004 (Accession No. 0000940394-04-000434) and incorporated herein by reference.

(3)

Investment Sub-Advisory Agreement between Boston Management and Research and Fox Asset Management LLC for Eaton Vance Small-Cap Value Fund dated April 13, 2004 filed as Exhibit (d)(4) to Post-Effective Amendment No. 70 filed April 28, 2004 and incorporated herein by reference.

(4)

Investment Advisory Agreement between Eaton Vance Special Investment Trust, on behalf of Eaton Vance Real Estate Fund, and Eaton Vance Management dated February 13, 2006 filed as Exhibit (d)(5) to Post-Effective Amendment No. 75 filed February 14, 2006 and incorporated herein by reference.

	(5)	(a)

Investment Advisory Agreement between Eaton Vance Special Investment Trust, on behalf of Eaton Vance Risk-Managed Equity Option Income Fund, and Eaton Vance Management dated February 11, 2008 filed as Exhibit (d)(10) to Post-Effective Amendment No. 87 filed February 28, 2008 (Accession No. 0000940394-08-000203) and incorporated herein by reference.

(b)

Fee Reduction Agreement dated June 16, 2008 between Eaton Vance Special Investment Trust on behalf of Eaton Vance Risk-Managed Equity Option Income Fund and Eaton Vance Management filed as Exhibit (a)(10)(b) to Post-Effective Amendment No. 90 filed August 28, 2008 (Accession No. 0000940394-08-001208) and incorporated herein by reference.

	(6)	(a)

Investment Sub-Advisory Agreement between Eaton Vance Management and Parametric Risk Advisors LLC for Eaton Vance Risk-Managed Equity Option Income Fund dated February 11, 2008 filed as Exhibit (d)(11) to Post-Effective Amendment No. 89 filed April 25, 2008 (Accession No. 0000940394-08-000678) and incorporated herein by reference.

		(b)

Fee Reduction Agreement dated June 16, 2008 between Eaton Vance Management and Parametric Risk Advisors LLC for Eaton Vance Risk-Managed Equity Option Income Fund filed as Exhibit (d)(11)(b) to Post-Effective Amendment No. 90 filed August 28, 2008 (Accession No. 0000940394-08-001208) and incorporated herein by reference.

	(7)

Investment Advisory and Administrative Services Agreement between Eaton Vance Special Investment Trust, on behalf of Eaton Vance Commodity Strategy Fund, and Eaton Vance Management dated April 7, 2010 filed as Exhibit (d)(12) to Post-Effective Amendment No. 105 filed April 29, 2010 (Accession No. 0000940394-10-000423) and incorporated herein by reference.

	(8)

Investment Sub-Advisory Agreement between Eaton Vance Management and Armored Wolf, LLC dated April 7, 2010 filed as Exhibit (d)(13) to Post-Effective Amendment No. 105 filed April 29, 2010 (Accession No. 0000940394-10-000423) and incorporated herein by reference.

	(9)

Investment Advisory Agreement between Eaton Vance Special Investment Trust, on behalf of Eaton Vance Short Term Real Return Fund, and Eaton Vance Management dated March 30, 2010 filed as Exhibit (d)(14) to Post-Effective Amendment No. 103 filed April 7, 2010 (Accession No. 0000940394-10-000357) and incorporated herein by reference.

	(10)

Investment Advisory and Administrative Agreement between Eaton Vance Special Investment Trust, on behalf of Eaton Vance Option Absolute Return Strategy Fund, and Eaton Vance Management dated August 9, 2010 filed as Exhibit (d)(15) to Post-Effective Amendment No. 108 filed September 27, 2010 (Accession No. 0000940394-10-001000) and incorporated herein by reference.

	(11)

Investment Sub-Advisory Agreement between Eaton Vance Special Investment Trust, on behalf of Eaton Vance Option Absolute Return Strategy Fund, and Parametric Risk Advisors LLC dated August 9, 2010 filed as Exhibit (d)(16) to Post-Effective Amendment No. 108 filed September 27, 2010 (Accession No. 0000940394-10-001000) and incorporated herein by reference.

	(12)

Investment Advisory Agreement between Eaton Vance Special Investment Trust, on behalf of Eaton Vance Small-Cap Fund, and Boston Management and Research dated April 30, 2012 filed as Exhibit (d)(17) to Post-Effective Amendment No. 121 filed April 26, 2012 (Accession No. 0000940394-12-000429) and incorporated herein by reference.

	(13)

Investment Advisory Agreement between Eaton Vance Special Investment Trust, on behalf of Eaton Vance Special Equities Fund, and Boston Management and Research dated April 30, 2012 filed as Exhibit (d)(18) to Post-Effective Amendment No. 121 filed April 26, 2012 (Accession No. 0000940394-12-000429) and incorporated herein by reference.

(e)	(1)	(a)

Amended and Restated Distribution Agreement between Eaton Vance Special Investment Trust and Eaton Vance Distributors, Inc. effective February 8, 2010 with attached Schedule A filed as Exhibit (e)(1)(a) to Post-Effective Amendment No. 108 filed September 27, 2010 (Accession No. 0000940394-10-001000) and incorporated herein by reference.

		(b)

Amended Schedule A dated August 9, 2010 to the Amended and Restated Distribution Agreement dated February 8, 2010 filed as Exhibit (e)(1)(b) to Post-Effective Amendment No. 108 filed September 27, 2010 (Accession No. 0000940394-10-001000) and incorporated herein by reference.

	(2)

Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as Exhibit (e)(2) to Post-Effective Amendment No. 85 filed April 26, 2007 and incorporated herein by reference.

(f)

The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees.  See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

(g)	(1)

Master Custodian Agreement with State Street Bank & Trust Company dated September 1, 2010 filed as Exhibit (g)(1) to Post-Effective Amendment No. 125 of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) filed November 30, 2010 (Accession No. 0000940394-10-001163) and incorporated herein by reference.

	(2)

Amended and Restated Services Agreement with State Street Bank & Trust Company dated September 1, 2010 filed as Exhibit (g)(2) to Post-Effective Amendment No. 108 filed September 27, 2010 (Accession No. 0000940394-10-001000) and incorporated herein by reference.

	(3)

Amendment Number 1 to Amended and Restated Services Agreement with State Street Bank & Trust Company dated September 1, 2010 filed as Exhibit (g)(3) to Post-Effective Amendment No. 39 of Eaton Vance Municipals Trust II (File Nos. 033-71320, 811-08134) filed May 29, 2012 (Accession No. 0000940394-12-000641) and incorporated herein by reference.

(h)	(1)	(a)

Management Contract between Eaton Vance Special Investment Trust (on behalf of certain of its series) and Eaton Vance Management filed as Exhibit (5)(a)(1) to Post-Effective Amendment No. 48 filed October 10, 1997 and incorporated herein by reference.

		(b)

Amended Schedule A-1 dated November 17, 1997 filed as Exhibit (5)(a)(2) to Post-Effective Amendment No. 49 filed December 15, 1997 (Accession No. 0000950156-97-000988) and incorporated herein by reference.

	(2)

Management Agreement between Eaton Vance Special Investment Trust on behalf of Eaton Vance Institutional Short Term Treasury Fund and Eaton Vance Management filed as Exhibit (h)(2) to Post-Effective Amendment No. 52 filed October 20, 1998 (Accession No. 0000950156-98-000643) and incorporated herein by reference.

	(3)

Amended and Restated Administrative Services Agreement between Eaton Vance Special Investment Trust (on behalf of each of its series listed on Appendix A) and Eaton Vance Management dated June 11, 2012 filed herewith.

	(4)

Transfer Agency and Shareholder Services Agreement effective September 1, 2011 filed as Exhibit (h)(4) to Post-Effective Amendment No. 121 of Eaton Vance Growth Trust (File Nos. 02-22019,  811-1241) filed September 29, 2011 (Accession No. 0000940394-11-001076) and incorporated herein by reference.

	(5)

Sub-Transfer Agency Services Agreement effective September 1, 2011 between BNY Mellon Investment Servicing (US) Inc. and Eaton Vance Management filed as Exhibit (h)(5) to Post-Effective No. 121 of Eaton Vance Growth Trust (File Nos. 02-22019,  811-1241) filed September 29, 2011 (Accession No. 0000940394-11-001076) and incorporated herein by reference.

	(6)

Expense Reduction Agreement effective March 27, 2006 between Eaton Vance Special Investment Trust, Eaton Vance Management and Lloyd George Investment Management (Bermuda) Ltd. filed as Exhibit (h)(8) to Post-Effective Amendment No. 77 filed April 27, 2006 (Accession No. 0000940394-06-000423) and incorporated herein by reference.

	(7)

Fee Reduction Agreement dated October 15, 2007 between Eaton Vance Special Investment Trust on behalf of Eaton Vance Balanced Fund and Eaton Vance Management filed as Exhibit (h)(9) to Post-Effective Amendment No. 86 filed December 14, 2007 (Accession No. 0000940394-07-002080) and incorporated herein by reference.

	(8)	(a)

Expense Waivers/Reimbursements Agreement between Eaton Vance Management and each of the Trusts (on behalf of certain of their series) listed on Schedule A dated August 17, 2011 filed as Exhibit (h)(4) to Post-Effective Amendment No. 133 of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) filed November 28, 2011 (Accession No. 0000940394-11-001253) and incorporated herein by reference.

		(b)

Amended Schedule A effective August 29, 2012 to the Expense Waivers/Reimbursements Agreement dated August 17, 2011 filed as Exhibit (h)(4)(b) to Post-Effective Amendment No. 139 of Eaton Vance Growth Trust (File Nos. 002-22019, 811-01241) filed August 28, 2012 (Accession No. 0000940394-12-000912) and incorporated herein by reference.

(i)	(1)

Opinion of Internal Counsel dated April 28, 2011 filed as Exhibit (i) to Post-Effective Amendment No. 113 filed April 28, 2011 (Accession No. 0000940394-11-000483) and incorporated herein by reference.

	(2)		Consent of Internal Counsel dated September 27, 2012 filed herewith.

(j)			Consent of Independent Registered Public Accounting Firm for Eaton Vance Balanced Fund dated September 27, 2012 filed herewith.
(m)	(1)	(a)

Eaton Vance Special Investment Trust Class A Distribution Plan adopted June 23, 1997 and amended April 24, 2006 with attached Schedule A filed as Exhibit (m)(1)(a) to Post-Effective Amendment No. 81 filed July 7, 2006 and incorporated herein by reference.

(b)

Amended Schedule A to Class A Distribution Plan dated August 9, 2010 filed as Exhibit (m)(1)(b) to Post-Effective Amendment No. 108 filed September 27, 2010 (Accession No. 0000940394-10-001000) and incorporated herein by reference.

	(2)	(a)

Eaton Vance Special Investment Trust Class A Distribution Plan adopted June 23, 1997 (for each of its Series listed on Schedule A) filed as Exhibit (15)(b) to Post-Effective Amendment No. 48 filed October 10, 1997 and incorporated herein by reference.

		(b)	Amended Schedule A-1 dated November 17, 1997 filed as Exhibit (15)(b)(1) to Post-Effective Amendment No. 49 filed December 17, 1997 and incorporated herein by reference.
(3)

Eaton Vance Special Investment Trust Class A Distribution Plan adopted April 28, 2011 (for each of its Series listed on Schedule A) filed as Exhibit (m)(3) to Post-Effective Amendment No. 113 filed April 28, 2011 (Accession No. 0000940394-11-000483) and incorporated herein by reference.

	(4)	(a)

Eaton Vance Special Investment Trust Class B Distribution Plan adopted June 23, 1997 filed as Exhibit (15)(c) to Post-Effective Amendment No. 48 filed October 10, 1997 and incorporated herein by reference.

(b)

Amended Schedule A to Class B Distribution Plan filed as Exhibit (m)(3)(b) to Post-Effective Amendment No. 64 filed August 23, 2002 (Accession No. 0000940394-02-000512) and incorporated herein by reference.

	(5)	(a)

Eaton Vance Special Investment Trust Class C Distribution Plan adopted June 23, 1997 filed as Exhibit (15)(d) to Post-Effective Amendment No. 48 filed October 10, 1997 and incorporated herein by reference.

(b)

Amended Schedule A to Class C Distribution Plan filed as Exhibit (m)(4)(b) to Post-Effective Amendment No. 86 filed December 14, 2007 (Accession No. 0000940394-07-002080) and incorporated herein by reference.

	(6)	(a)

Eaton Vance Special Investment Trust Class C Distribution Plan adopted February 8, 2010 filed as Exhibit (m)(4) to Post-Effective Amendment No. 103 filed April 6, 2010 (Accession No. 0000940394-10-000357) and incorporated herein by reference.

(b)

Amended Schedule A to Class C Distribution Plan dated August 9, 2010 filed as Exhibit (m)(5)(b) to Post-Effective Amendment No. 108 filed September 27, 2010 (Accession No. 0000940394-10-001000) and incorporated herein by reference.

	(7)	(a)	Eaton Vance Special Investment Trust Class R Distribution Plan adopted June 16, 2003 filed as Exhibit (5)(a) to Post-Effective Amendment No. 68 filed July 9, 2003 and incorporated herein by reference.
(b)

Amended Schedule A to Class R Distribution Plan effective June 15, 2009 filed as Exhibit (m)(5)(b) to Post-Effective Amendment No. 96 filed July 30, 2009 (Accession No. 0000940394-09-000577) and incorporated herein by reference.

(n)	(1)

Amended and Restated Multiple Class Plan for Eaton Vance Funds dated August 6, 2007 filed as Exhibit (n) to Post-Effective Amendment No. 128 of Eaton Vance Mutual Funds Trust (File Nos. 02-90946, 811-4015) filed August 10, 2007 (Accession No. 0000940394-07-000956) and incorporated herein by reference.

(2)

Schedule A effective August 29, 2012 to Amended and Restated Multiple Class Plan filed as Exhibit (n)(2) to Post-Effective Amendment No. 139 of Eaton Vance Growth Trust (File Nos. 002-22019, 811-01241) filed August 28, 2012 (Accession No. 0000940394-12-000912) and incorporated herein by reference.

	(3)

Schedule B effective August 29, 2012 to Amended and Restated Multiple Class Plan filed as Exhibit (n)(3) to Post-Effective Amendment No. 139 of Eaton Vance Growth Trust (File Nos. 002-22019, 811-01241) filed August 28, 2012 (Accession No. 0000940394-12-000912) and incorporated herein by reference.

	(4)

Schedule C effective August 29, 2012 to Amended and Restated Multiple Class Plan filed as Exhibit (n)(4) to Post-Effective Amendment No. 139 of Eaton Vance Growth Trust (File Nos. 002-22019, 811-01241) filed August 28, 2012 (Accession No. 0000940394-12-000912) and incorporated herein by reference.

(p)	(1)

Code of Ethics adopted by the Eaton Vance Entities and the Eaton Vance Funds effective September 1, 2000, as revised June 1, 2012 filed as Exhibit (p) to Post-Effective Amendment No. 39 of Eaton Vance Municipals Trust II (File Nos. 033-71320, 811-08134) filed May 29, 2012 (Accession No. 0000940394-12-000641) and incorporated herein by reference.

	(2)

Code of Ethics adopted by the Lloyd George Management Group, which includes:  Lloyd George Management (BVI) Ltd, Lloyd George Investment Management (Bermuda) Ltd, Lloyd George Management (Hong Kong) Ltd, Lloyd George Investment Management (Hong Kong) Limited, Lloyd George Management (Europe) Ltd, Lloyd George Management (Singapore) Pte Ltd and the LGM Funds effective December 2004, as revised October 2008 filed as Exhibit (p)(2) to Post-Effective Amendment No. 102 of Eaton Vance Growth Trust (File Nos. 2-22019 and 811-1241) filed December 24, 2008 (Accession No. 0000940394-08-001633) and incorporated herein by reference.

	(3)	Code of Ethics adopted by Parametric Risk Advisors, LLC as amended July 16, 2012 filed herewith.
	(4)

Code of Ethics adopted by Armored Wolf, LLC effective May 1, 2009 filed as Exhibit (p)(5) to Post-Effective Amendment No. 104 filed April 7, 2010 (Accession No. 0000940394-10-000360) and incorporated herein by reference.

	(5)

Code of Business Conduct and Ethics adopted by Atlanta Capital Management Company, LLC effective January 1, 2006 as revised January 1, 2011 filed as Exhibit (p)(2) to Post-Effective Amendment No. 178 of Eaton Vance Mutual Funds Trust (File Nos. 02-90946, 811-4015) filed August 17, 2011 (Accession No. 0000940394-11-000993) and incorporated herein by reference.

	(6)

Code of Ethics adopted by Eagle Global Advisors, LLC effective May 14, 2004 (as revised October 19, 2009) filed as Exhibit (p)(5) to Post-Effective Amendment No. 106 of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) filed October 28, 2009 (Accession No. 0000940394-09-000808) and incorporated herein by reference.

(q)

Power of Attorney for Eaton Vance Special Investment Trust and Dividend Builder Portfolio, Floating Rate Portfolio, Greater India Portfolio, Inflation-Linked Securities Portfolio, Investment Grade Income Portfolio, Large-Cap Core Research Portfolio, Large-Cap Growth Portfolio, Large-Cap Value Portfolio, Short-Term U.S. Government Portfolio, Small-Cap Portfolio and Special Equities Portfolio dated August 6, 2012 filed herewith.

Item 29.   Persons Controlled by or Under Common Control

Not applicable

Item 30.    Indemnification

Article IV of the Registrant’s Declaration of Trust permits Trustee and officer indemnification by By-Law, contract and vote.  Article XI of the By-Laws contains indemnification provisions.  Registrant’s Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

The distribution agreement of the Registrant also provides for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

Item 31.    Business and other Connections of Investment Advisers

Reference is made to: (i) the information set forth under the caption “Management and Organization” in the Statement of Additional Information; (ii) the Eaton Vance Corp. Form 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance Management (File No. 801-15930) and Boston Management and Research (File No. 801-43127) filed with the Commission, all of which are incorporated herein by reference.

Item 32.    Principal Underwriters

(a)

Registrant’s principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Corp., is the principal underwriter for each of the registered investment companies named below:

Eaton Vance Growth Trust Eaton Vance Investment Trust Eaton Vance Managed Income Term Trust Eaton Vance Municipals Trust Eaton Vance Municipals Trust II	Eaton Vance Mutual Funds Trust Eaton Vance Series Fund, Inc. Eaton Vance Series Trust II Eaton Vance Special Investment Trust Eaton Vance Variable Trust

(b)
(1) Name and Principal Business Address*	(2) Positions and Offices with Principal Underwriter	(3) Positions and Offices with Registrant

Julie Andrade	Vice President	None
Brian Arcara	Vice President	None
Michelle Baran	Vice President	None
Ira Baron	Vice President	None
Jeffrey P. Beale	Vice President	None
Brian Blair	Vice President	None
Stephanie H. Brady	Vice President	None
Timothy Breer	Vice President	None
Mark Burkhard	Vice President	None
Eric Caplinger	Vice President	None
Daniel C. Cataldo	Vice President and Treasurer	None
Tiffany Cayarga	Vice President	None
Michael Clark	Vice President	None
Randy Clark	Vice President	None
Adam Cole	Vice President	None
Eric Cooper	Vice President	None
Tyler Cortelezzi	Vice President	None
Patrick Cosgrove	Vice President	None
Peter Crowley	Vice President	None
Rob Curtis	Vice President	None

Russell E. Curtis	Vice President and Chief Operations Officer	None
Kevin Dachille	Vice President	None
Kevin Darrow	Vice President	None
Drew Devereaux	Vice President	None
Derek Devine	Vice President	None
Todd Dickinson	Vice President	None
Brian Dunkley	Vice President	None
James Durocher	Senior Vice President	None
Margaret Egan	Vice President	None
Robert Ellerbeck	Vice President	None
Daniel Ethier	Vice President	None
Troy Evans	Vice President	None
Lawrence L. Fahey	Vice President	None
Thomas E. Faust Jr.	Director	Trustee
James Foley	Vice President	None
J. Timothy Ford	Vice President	None
Kathleen Fryer	Vice President	None
Jonathan Futterman	Vice President	None
Anne Marie Gallagher	Vice President	None
Sheri Gilchrist	Vice President	None
Hugh S. Gilmartin	Vice President	None
Charles Glovsky	Vice President	None
Bradford Godfrey	Vice President	None
David Gordon	Vice President	None
John Greenway	Vice President	None
Jorge Gutierrez	Vice President	None
Peter Hartman	Vice President	None
Richard Hein	Vice President	None
Joseph Hernandez	Vice President	None
Dori Hetrick	Vice President	None
Toebe Hinckle	Vice President	None
Suzanne Hingel	Vice President	None
Perry D. Hooker	Vice President	None
Christian Howe	Vice President	None
Laurie G. Hylton	Director	None
Jonathan Isaac	Vice President	None
Adrian Jackson	Vice President	None

Elizabeth Johnson	Vice President	None
Steve Jones	Vice President	None
Sean Kelly	Senior Vice President	None
William Kennedy	Vice President	None
Joseph Kosciuszek	Vice President	None
Kathleen Krivelow	Vice President	None
David Lefcourt	Vice President	None
Paul Leonardo	Vice President	None
Lauren Loehning	Vice President	None
John Loy	Vice President	None
Coleen Lynch	Vice President	None
John Macejka	Vice President	None
Christopher Marek	Vice President	None
Frederick S. Marius	Vice President, Secretary, Clerk and Chief Legal Officer	None
Geoff Marshall	Vice President	None
Christopher Mason	Vice President	None
Judy Snow May	Vice President	None
Daniel J. McCarthy	Vice President	None
Don McCaughey	Vice President	None
Andy McClelland	Vice President	None
Dave McDonald	Vice President	None
Tim McEwen	Vice President	None
Shannon McHugh-Price	Vice President	None
David Michaud	Vice President	None
Mark Milan	Vice President	None
Don Murphy	Vice President	None
James A. Naughton	Vice President	None
Matthew Navins	Vice President	None
Mark D. Nelson	Vice President	None
Scott Nelson	Vice President	None
Linda D. Newkirk	Vice President	None
Paul Nicely	Vice President	None
Paul Nobile	Senior Vice President	None
Andrew Ogren	Vice President	None
David Oliveri	Vice President	None
Philip Pace	Vice President	None
Greg Piaseckyj	Vice President	None

Steve Pietricola	Vice President	None
John Pumphrey	Vice President	None
James Putman	Vice President	None
James Queen	Vice President	None
Christopher Remington	Vice President	None
David Richman	Vice President	None
Christopher Rohan	Vice President	None
Kevin Rookey	Vice President	None
Scott Ruddick	Senior Vice President	None
Rocco Scanniello	Vice President	None
Michael Shea	Vice President	None
Alan Simeon	Vice President	None
Randy Skarda	Vice President	None
Jamie Smoller	Vice President	None
Bill Squadroni	Vice President	None
David Stokkink	Vice President	None
Ralph Studley	Vice President	None
Elaine Sullivan	Vice President	None
Mike Sullivan	Vice President	None
Frank Sweeney	Vice President	None
Gigi Szekely	Vice President and Chief Compliance Officer	None
Brian Taranto	Vice President and Chief Administrative Officer	None
Stefan Thielen	Vice President	None
John M. Trotsky	Vice President	None
Geoffrey Underwood	Vice President	None
Randolph Verzillo	Vice President	None
Greg Walsh	Vice President	None
Stan Weiland	Vice President	None
Collin Weir	Vice President	None
Greg Whitehead	Vice President	None
Steve Widder	Vice President	None
Matthew J. Witkos	President, Chief Executive Officer and Director	None

John Young	Vice President	None
Trey Young	Vice President	None
Gregor Yuska	Vice President	None
David Zigas	Vice President	None

* Address is Two International Place, Boston, MA 02110

(c)	Not applicable

Item 33.   Location of Accounts and Records

All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant’s custodian, State Street Bank and Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116, and its transfer agent, BNY Mellon Investment Servicing (US) Inc., 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser or sub-adviser.  Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management and Boston Management and Research, both located at Two International Place, Boston, MA 02110, Lloyd George Investment Management (Bermuda) Limited, located at Suite 3808, One Exchange Square, Central, Hong Kong, Parametric Risk Advisors LLC located at 274 Riverside Avenue, Westport, CT 06880 and Armored Wolf, LLC located at Lakeshore Tower 111, 18111 Von Karman Avenue, Suite #525, Irvine, CA 92612.

Item 34.    Management Services

Not applicable

Item 35.    Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on September 27, 2012.

EATON VANCE SPECIAL INVESTMENT TRUST
By:	/s/ Duncan W. Richardson
Duncan W. Richardson, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on September 27, 2012.

Signature	Title

/s/ Duncan W. Richardson	President (Chief Executive Officer)
Duncan W. Richardson

/s/ Barbara E. Campbell	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Signature	Title	Signature	Title

Scott E. Eston*	Trustee	Ronald A. Pearlman*	Trustee
Scott E. Eston		Ronald A. Pearlman

Benjamin C. Esty*	Trustee	Helen Frame Peters*	Trustee
Benjamin C. Esty		Helen Frame Peters

Thomas E. Faust Jr.*	Trustee	Lynn A. Stout*	Trustee
Thomas E. Faust Jr.		Lynn A. Stout

Allen R. Freedman*	Trustee	Harriett Tee Taggart*	Trustee
Allen R. Freedman		Harriett Tee Taggart

William H. Park*	Trustee	Ralph F. Verni*	Trustee
William H. Park		Ralph F. Verni

*By:	/s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

EXHIBIT INDEX

The following exhibits are filed as part of this amendment to the Registration Statement pursuant to Rule 483 of Regulation C.

Exhibit No.	Description

(a)	(5)	Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest, Without Par Value, as amended and effective September 28, 2012
(b)		Amended and Restated By-Laws of Eaton Vance Special Investment Trust adopted April 23, 2012
(h)	(3)

Amended and Restated Administrative Services Agreement between Eaton Vance Special Investment Trust (on behalf of each of its series listed on Appendix A) and Eaton Vance Management dated June 11, 2012

(i)	(2)	Consent of Internal Counsel dated September 27, 2012
(j)		Consent of Independent Registered Public Accounting Firm for Eaton Vance Balanced Fund dated September 27, 2012
(p)	(3)	Code of Ethics adopted by Parametric Risk Advisors, LLC as amended July 16, 2012
(q)

Power of Attorney for Eaton Vance Special Investment Trust and Dividend Builder Portfolio, Floating Rate Portfolio, Greater India Portfolio, Inflation-Linked Securities Portfolio, Investment Grade Income Portfolio, Large-Cap Core Research Portfolio, Large-Cap Growth Portfolio, Large-Cap Value Portfolio, Short-Term U.S. Government Portfolio, Small-Cap Portfolio and Special Equities Portfolio dated August 6, 2012